Long term debt - Credit facilities (Details) (CAD)	0 Months Ended	6 Months Ended		12 Months Ended
	Sep. 28, 2012	Mar. 31, 2013	Sep. 28, 2012	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Abstract]
Credit facilities		45,242,000		45,242,000	78,767,000
Less: current portion of Term Facilities		(9,392,000)		(9,392,000)	(10,000,000)
Credit facilities, noncurrent amount outstanding		35,850,000		35,850,000	68,767,000
Planned conversion of existing operating leases into capital leases (up to $50.0 million)				50,000,000
Credit facilities
Line of Credit Facility [Abstract]
Credit facilities		22,846,000		22,846,000	58,446,000
Outstanding borrowings under credit facilities		22,800,000		22,800,000	58,400,000
Extension period of credit agreement	1 year
Term Facilities required scheduled principal repayments				2,500,000
Capital leasing capacity under debt covenants		75,000,000	30,000,000
Revolving Facility
Line of Credit Facility [Abstract]
Credit facilities		22,396,000		22,396,000	20,321,000
Outstanding borrowings under credit facilities		22,400,000		22,400,000	20,300,000
Unused borrowing availability under the Revolving Facility		59,400,000		59,400,000
Letters of credit
Line of Credit Facility [Abstract]
Outstanding borrowings under credit facilities		3,200,000		3,200,000	15,000,000
Term and Revolving Facilities
Line of Credit Facility [Abstract]
Weighted average interest rate on credit facilities		7.62%		7.62%
Term A Facility | Credit facilities
Line of Credit Facility [Abstract]
Credit facilities		17,202,000		17,202,000	20,950,000
Per cent of net proceeds from subsequent asset sales to reduce existing Term A Facility				50.00%
Term Facilities required scheduled principal repayments				900,000
Term B Facility | Credit facilities
Line of Credit Facility [Abstract]
Credit facilities		5,644,000		5,644,000	37,496,000
Net proceeds from assets sales applied against the Term B Facility				10,200,000
Net proceeds from the sale of pipeline related assets applied against the Term B Facility				15,400,000
Term Facilities required scheduled principal repayments				1,600,000